Changes in and Reclassification out of Accumulated Other Comprehensive Income by Component - Summary of Reclassification of Accumulated Other Comprehensive Income by Component (Detail) (USD $)
In Millions, unless otherwise specified
3 Months Ended
Mar. 31, 2013
Amount reclassified from accumulated other comprehensive income, net of tax	$ 5
Interest rate swap arrangements [Member]
Amount reclassified from accumulated other comprehensive income, before tax	4
Amount reclassified from accumulated other comprehensive income, tax	2
Amount reclassified from accumulated other comprehensive income, net of tax	2
Actuarial loss [Member]
Amount reclassified from accumulated other comprehensive income, before tax	4
Amount reclassified from accumulated other comprehensive income, tax	1
Amount reclassified from accumulated other comprehensive income, net of tax	$ 3